UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  9/30/04
                                                       -------

Check  here  if  Amendment  [  ];  Amendment  Number:
                                                      -----
  This  Amendment  (Check  only  one.):  [  ]  is  a  restatement.
                                         [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:    Mark  R.  Cummins
         ----------------------------------------
Title:   Executive  Vice  President  &  Treasurer
         ----------------------------------------
Phone:   215-256-5025
         ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/MARK  R.  CUMMINS     Harleysville,  PA     October  21,  2004
     --------------------     -----------------     ------------------
     [Signature]              [City,  State]        [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number     Name

     28-
        ------------            ------------------------------
     [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:           0
                                              --------
Form  13F  Information  Table  Entry  Total:     51
                                              --------
Form  13F  Information  Table  Value  Total:  $390,170
                                              --------


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.    Form  13F  File  Number        Name


     1      28-4718                        NONE
   -----       ----               --------------------------
   [Repeat  as  necessary]

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HARLEYSVILLE  GROUP  INC
SEPTEMBER  30,  2004
FORM  13F  INFORMATION  TABLE






                                                             VALUE    SHARES/   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP        (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------    --------------    -----------  --------  -------   ---  ----  ----------  --------  -----------------
ABBOTT LABS                     COM           002824-10-0     5,622   132,710   SH         SOLE         N/A      132,710
AIR PRODUCTS AND CHEMICALS INC  COM           009158-10-6     3,918    72,040   SH         SOLE         N/A       72,040
ALLSTATE CORP                   COM           020002-10-1     6,473   134,890   SH         SOLE         N/A      134,890
AMERICAN INTL GROUP INC         COM           026874-10-7     9,006   132,460   SH         SOLE         N/A      132,460
AMGEN INC                       COM           031162-10-0     9,003   158,850   SH         SOLE         N/A      158,850
AUTOMATIC DATA PROCESSING       COM           053015-10-3     4,363   105,590   SH         SOLE         N/A      105,590
BANK OF AMERICA CORPORATION     COM           060505-10-4     9,296   214,540   SH         SOLE         N/A      214,540
BANK NEW YORK INC               COM           064057-10-2     6,667   228,560   SH         SOLE         N/A      228,560
CANADIAN NATL RY CO             COM           136375-10-2     2,364    48,740   SH         SOLE         N/A       48,740
CHEVRONTEXACO CORP              COM           166764-10-0    14,058   262,080   SH         SOLE         N/A      262,080
CINCINNATI FINL CORP            COM           172062-10-1     3,307    80,222   SH         SOLE         N/A       80,222
CISCO SYSTEMS INC               COM           17275R-10-2    13,646   753,931   SH         SOLE         N/A      753,931
CITIGROUP INC                   COM           172967-10-1    13,809   312,990   SH         SOLE         N/A      312,990
COCA COLA CO                    COM           191216-10-0     6,597   164,720   SH         SOLE         N/A      164,720
DELL COMPUTER CORP              COM           247025-10-9     7,913   222,280   SH         SOLE         N/A      222,280
DISNEY (WALT) COMPANY           COM           254687-10-6    13,812   612,520   SH         SOLE         N/A      612,520
EXXON MOBIL CORP                COM           30231G-10-2    14,907   308,440   SH         SOLE         N/A      308,440
FIRST DATA CORP                 COM           319963-10-4     3,517    80,870   SH         SOLE         N/A       80,870
GENERAL ELECTRIC COMPANY        COM           369604-10-3    15,893   473,310   SH         SOLE         N/A      473,310
GILLETTE CO                     COM           375766-10-2     8,355   200,175   SH         SOLE         N/A      200,175
HARBOR FUND                  EQUITY MUT FD    411511-30-6     4,635   119,526   SH         SOLE         N/A      119,526
HARLEYSVILLE NATNL CORP         COM           412850-10-9     6,618   270,004   SH         SOLE         N/A      270,004
HARLEYSVILLE SAVINGS ASSN       COM           412856-10-6     2,116    74,249   SH         SOLE         N/A       74,249
HARTFORD FINL SVCS GROUP        COM           416515-10-4     2,816    45,470   SH         SOLE         N/A       45,470
HOME DEPOT INC                  COM           437076-10-2     8,902   227,090   SH         SOLE         N/A      227,090
ILLINOIS TOOL WORKS INC         COM           452308-10-9     4,436    47,610   SH         SOLE         N/A       47,610
INTEL CORPORATION               COM           458140-10-0     8,268   412,180   SH         SOLE         N/A      412,180
IBM CORPORATION                 COM           459200-10-1    11,115   129,640   SH         SOLE         N/A      129,640
JP MORGAN CHASE & CO            COM           46625H-10-0     7,829   197,051   SH         SOLE         N/A      197,051
JOHNSON & JOHNSON               COM           478160-10-4    13,467   239,080   SH         SOLE         N/A      239,080
LOWES COS INC                   COM           548661-10-7     6,244   114,880   SH         SOLE         N/A      114,880
MARSH & MCLENNAN COS INC        COM           571748-10-2     5,395   117,900   SH         SOLE         N/A      117,900
MBIA INC                        COM           55262C-10-0     3,821    65,650   SH         SOLE         N/A       65,650
MEDTRONIC INC                   COM           585055-10-6     5,348   103,060   SH         SOLE         N/A      103,060
MERCK & CO INC                  COM           589331-10-7     5,857   177,490   SH         SOLE         N/A      177,490
MICROSOFT CORPORATION           COM           594918-10-4    18,652   674,570   SH         SOLE         N/A      674,570
NEW YORK TIMES CO               COM           650111-10-7     3,181    81,370   SH         SOLE         N/A       81,370
PEPSICO INC                     COM           713448-10-8     4,168    85,680   SH         SOLE         N/A       85,680
PFIZER INC                      COM           717081-10-3    11,753   384,081   SH         SOLE         N/A      384,081
PROCTER & GAMBLE CO             COM           742718-10-9     8,952   165,410   SH         SOLE         N/A      165,410
QUALCOMM INC                    COM           747525-10-3     6,949   178,010   SH         SOLE         N/A      178,010
SCHLUMBERGER LTD                COM           806857-10-8     7,496   111,360   SH         SOLE         N/A      111,360
SYSCO CORP                      COM           871829-10-7     3,914   130,810   SH         SOLE         N/A      130,810
3M COMPANY                      COM           88579Y-10-1     4,436    55,470   SH         SOLE         N/A       55,470
UNION PACIFIC CORP              COM           907818-10-8     3,435    58,630   SH         SOLE         N/A       58,630
UNITED PARCEL SERVICE INC       COM           911312-10-6     5,435    71,600   SH         SOLE         N/A       71,600
UNITED TECHNOLOGIES CORP        COM           913017-10-9     5,005    53,590   SH         SOLE         N/A       53,590
VANGUARD INTL GROWTH       INTL GROWTH FD     921910-20-4     9,781   183,165   SH         SOLE         N/A      183,165
WALL MART STORES INC            COM           931142-10-3     4,027    75,690   SH         SOLE         N/A       75,690
WALGREEN COMPANY                COM           931422-10-9    12,934   360,980   SH         SOLE         N/A      360,980
WELLS FARGO & CO NEW            COM           949746-10-1    10,659   178,760   SH         SOLE         N/A      178,760

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